Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Entity File Number	001-39071
Entity Registrant Name	ADC Therapeutics SA
Entity Address, Address Line One	Biopôle
Entity Address, Address Line Two	Route de la Corniche 3B
Entity Address, Postal Zip Code	1066
Entity Address, City or Town	Epalinges
Entity Address, Country	CH
Document Period End Date	Jun. 30, 2021
Entity Central Index Key	0001771910
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2